Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Residential Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Commercial Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Residential Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Commercial Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Residential Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Commercial Mortgage-Backed Securities-Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%